Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Network software
Disclosure of significant accounting policies [line items]
Estimated useful lives of intangible assets	5 years
Customer relationship | Bottom of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of intangible assets	6 years
Customer relationship | Top of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of intangible assets	8 years
Non-compete agreement
Disclosure of significant accounting policies [line items]
Estimated useful lives of intangible assets	5 years
Brands | Bottom of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of intangible assets	1 year
Brands | Top of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of intangible assets	2 years
Internally developed | Software
Disclosure of significant accounting policies [line items]
Estimated useful lives of intangible assets	3 years
IT equipment | Bottom of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of property, plant and equipment	2 years
IT equipment | Top of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of property, plant and equipment	5 years
Furniture and fixtures | Bottom of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of property, plant and equipment	7 years
Furniture and fixtures | Top of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of property, plant and equipment	10 years
Vehicles
Disclosure of significant accounting policies [line items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold improvements | Bottom of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of property, plant and equipment	1 year
Leasehold improvements | Top of range
Disclosure of significant accounting policies [line items]
Estimated useful lives of property, plant and equipment	8 years